Regulatory Assets And Liabilities (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Amortization period for catch up component of tax repair change	10 years
Amortization of deferred repair tax adjustment	$ 38,000
Increase in net income	$ 16,734
Long-term debt maturity date, start	2022
Long-term debt maturity date, end	2029
Minimum [Member]
Water tank painting costs amortization period	1 year
Rate case filing expense amortization period	1 year
Maximum [Member]
Water tank painting costs amortization period	15 years
Rate case filing expense amortization period	5 years
Utility Plant Retirement Costs [Member]
Regulatory asset recovery period	5 years
Post-retirement Benefits [Member]
Regulatory asset recovery period	10 years